Dividends - Additional Information (Detail) - ARS ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Sep. 22, 2020	Apr. 25, 2019	Apr. 24, 2018	Dec. 31, 2020	Oct. 05, 2020	Dec. 31, 2019
Disclosure Of Dividends [Line Items]
Dividend		$ 2,000,000		$ 3,622,432
Dividend per share		$ 1.40
Retained earnings				(102,255,270)		$ (77,955,542)
Shareholders' Meeting On April 24, 2018 [member]
Disclosure Of Dividends [Line Items]
Dividend			$ 1,200,000	3,386,137
Dividend per share			$ 1.40
Optional Reserve for Future Income Distribution [member]
Disclosure Of Dividends [Line Items]
Dividend per share					$ 1.19
Retained earnings				4,977,135		$ 4,000,000
Increase decrease in reserve	$ 1,700,000			$ 1,892,559